Risk Management - Disclosure of analysis of credit risk profile by internal PD band for loans and advances at amortised cost, contingent liabilities and loan commitments (Details) - GBP (£)
£ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of internal credit grades [line items]
ECL coverage	100.00%
Gross exposure | Net gains on financial instruments designated at fair value
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 16,469	£ 14,894
Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 25,383	£ 24,176
ECL coverage	0.70%	0.80%
Contingent liabilities | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 25,563	£ 24,377
Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	22,373	21,067
Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,607	2,768
Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	583	542
Contingent liabilities | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	180	201
Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	45	87
Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	113	111
Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	22	3
Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 322,439	£ 321,175
ECL coverage	0.10%	0.10%
Loan commitments | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 322,732	£ 321,506
Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	303,162	298,002
Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	19,311	23,158
Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	259	346
Loan commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	293	331
Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	122	147
Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	150	164
Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	21	20
Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 146,201	£ 155,204
ECL coverage	2.70%	2.40%
Loans and advances at amortised cost | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 150,218	£ 158,983
Loans and advances at amortised cost | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	133,262	140,163
Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	13,175	15,250
Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	3,781	3,570
Loans and advances at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	4,017	3,779
Loans and advances at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	610	685
Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,477	1,456
Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	1,930	1,638
Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 8,002	£ 11,405
ECL coverage	4.30%	3.30%
Retail mortgages | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 8,362	£ 11,798
Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	7,257	10,458
Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	389	362
Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	716	978
Retail mortgages | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	360	393
Retail mortgages | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	11	12
Retail mortgages | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	28	25
Retail mortgages | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	321	356
Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 24,511	£ 25,402
ECL coverage	10.20%	8.20%
Retail credit cards | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 27,287	£ 27,678
Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	22,315	22,669
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,450	3,880
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	1,522	1,129
Retail credit cards | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	2,776	2,276
Retail credit cards | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	412	331
Retail credit cards | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,138	1,127
Retail credit cards | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	1,226	818
Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,366	£ 7,724
ECL coverage	1.30%	3.00%
Retail other | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,411	£ 7,962
Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2,734	6,915
Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	369	524
Retail other | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	308	523
Retail other | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	45	238
Retail other | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	8	38
Retail other | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2	29
Retail other | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	35	171
Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 110,322	£ 110,673
ECL coverage	0.80%	0.80%
Corporate loans | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 111,158	£ 111,545
Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	100,956	100,121
Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	8,967	10,484
Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	1,235	940
Corporate loans | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	836	872
Corporate loans | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	179	304
Corporate loans | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	309	275
Corporate loans | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	348	293
100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 561	£ 539
ECL coverage	3.80%	0.60%
100% | Contingent liabilities | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 583	£ 542
100% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	583	542
100% | Contingent liabilities | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	22	3
100% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	22	3
100% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 238	£ 326
ECL coverage	8.10%	5.80%
100% | Loan commitments | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 259	£ 346
100% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	259	346
100% | Loan commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	21	20
100% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	21	20
100% | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,849	£ 1,930
ECL coverage	51.00%	45.90%
100% | Loans and advances at amortised cost | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,777	£ 3,565
100% | Loans and advances at amortised cost | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	3,777	3,565
100% | Loans and advances at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	1,928	1,635
100% | Loans and advances at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	1,928	1,635
100% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 395	£ 622
ECL coverage	44.80%	36.40%
100% | Retail mortgages | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 716	£ 978
100% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	716	978
100% | Retail mortgages | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	321	356
100% | Retail mortgages | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	321	356
100% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 296	£ 311
ECL coverage	80.60%	72.50%
100% | Retail credit cards | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,522	£ 1,129
100% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	1,522	1,129
100% | Retail credit cards | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	1,226	818
100% | Retail credit cards | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	1,226	818
100% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 273	£ 352
ECL coverage	11.40%	32.70%
100% | Retail other | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 308	£ 523
100% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	308	523
100% | Retail other | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	35	171
100% | Retail other | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail other | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail other | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	35	171
100% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 885	£ 645
ECL coverage	28.10%	31.00%
100% | Corporate loans | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,231	£ 935
100% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	1,231	935
100% | Corporate loans | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	346	290
100% | Corporate loans | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Corporate loans | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Corporate loans | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	346	290
Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 9,149	£ 7,436
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Contingent liabilities | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 9,150	£ 7,439
Strong | 0.0 to 0.05% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	9,071	7,290
Strong | 0.0 to 0.05% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	79	149
Strong | 0.0 to 0.05% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Contingent liabilities | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	1	3
Strong | 0.0 to 0.05% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1	2
Strong | 0.0 to 0.05% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	1
Strong | 0.0 to 0.05% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 71,589	£ 70,456
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Loan commitments | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 71,591	£ 70,462
Strong | 0.0 to 0.05% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	70,899	69,737
Strong | 0.0 to 0.05% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	692	725
Strong | 0.0 to 0.05% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Loan commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	2	6
Strong | 0.0 to 0.05% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2	6
Strong | 0.0 to 0.05% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 37,336	£ 36,536
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 37,338	£ 36,540
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	37,191	35,947
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	143	588
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	4	5
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	2	4
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	1
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	2	3
Strong | 0.0 to 0.05% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 1	£ 4
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Retail mortgages | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 1	£ 4
Strong | 0.0 to 0.05% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1	4
Strong | 0.0 to 0.05% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail mortgages | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail mortgages | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 10	£ 113
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Retail credit cards | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 10	£ 113
Strong | 0.0 to 0.05% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	10	113
Strong | 0.0 to 0.05% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 0	£ 0
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Retail other | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 0	£ 0
Strong | 0.0 to 0.05% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail other | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail other | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail other | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail other | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 37,325	£ 36,419
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Corporate loans | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 37,327	£ 36,423
Strong | 0.0 to 0.05% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	37,180	35,830
Strong | 0.0 to 0.05% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	143	588
Strong | 0.0 to 0.05% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	4	5
Strong | 0.0 to 0.05% | Corporate loans | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	2	4
Strong | 0.0 to 0.05% | Corporate loans | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Corporate loans | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	1
Strong | 0.0 to 0.05% | Corporate loans | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	2	3
Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,338	£ 4,555
ECL coverage	0.10%	0.10%
Strong | 0.05 to 0.15% | Contingent liabilities | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,340	£ 4,558
Strong | 0.05 to 0.15% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	3,337	4,210
Strong | 0.05 to 0.15% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3	348
Strong | 0.05 to 0.15% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Contingent liabilities | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	2	3
Strong | 0.05 to 0.15% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2	2
Strong | 0.05 to 0.15% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	1
Strong | 0.05 to 0.15% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 63,328	£ 75,864
ECL coverage	0.00%	0.00%
Strong | 0.05 to 0.15% | Loan commitments | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 63,335	£ 75,870
Strong | 0.05 to 0.15% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	63,058	72,221
Strong | 0.05 to 0.15% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	277	3,649
Strong | 0.05 to 0.15% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loan commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	7	6
Strong | 0.05 to 0.15% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	6	5
Strong | 0.05 to 0.15% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong | 0.05 to 0.15% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 22,071	£ 22,633
ECL coverage	0.10%	0.00%
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 22,084	£ 22,643
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	21,992	22,408
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	92	235
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	13	10
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	13	9
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	1
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 3	£ 5
ECL coverage	0.00%	0.00%
Strong | 0.05 to 0.15% | Retail mortgages | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 3	£ 5
Strong | 0.05 to 0.15% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	3	5
Strong | 0.05 to 0.15% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail mortgages | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail mortgages | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 487	£ 1,874
ECL coverage	0.20%	0.20%
Strong | 0.05 to 0.15% | Retail credit cards | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 488	£ 1,877
Strong | 0.05 to 0.15% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	488	1,877
Strong | 0.05 to 0.15% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail credit cards | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	1	3
Strong | 0.05 to 0.15% | Retail credit cards | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1	3
Strong | 0.05 to 0.15% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 3	£ 52
ECL coverage	0.00%	0.00%
Strong | 0.05 to 0.15% | Retail other | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 3	£ 52
Strong | 0.05 to 0.15% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	3	52
Strong | 0.05 to 0.15% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail other | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail other | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail other | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail other | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 21,578	£ 20,702
ECL coverage	0.10%	0.00%
Strong | 0.05 to 0.15% | Corporate loans | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 21,590	£ 20,709
Strong | 0.05 to 0.15% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	21,498	20,474
Strong | 0.05 to 0.15% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	92	235
Strong | 0.05 to 0.15% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Corporate loans | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	12	7
Strong | 0.05 to 0.15% | Corporate loans | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	12	6
Strong | 0.05 to 0.15% | Corporate loans | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	1
Strong | 0.05 to 0.15% | Corporate loans | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,364	£ 2,907
ECL coverage	0.10%	0.20%
Strong | 0.15 to 0.30% | Contingent liabilities | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,368	£ 2,913
Strong | 0.15 to 0.30% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	3,211	2,733
Strong | 0.15 to 0.30% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	157	180
Strong | 0.15 to 0.30% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Contingent liabilities | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	4	6
Strong | 0.15 to 0.30% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	3	3
Strong | 0.15 to 0.30% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1	3
Strong | 0.15 to 0.30% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 58,503	£ 61,594
ECL coverage	0.00%	0.00%
Strong | 0.15 to 0.30% | Loan commitments | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 58,516	£ 61,608
Strong | 0.15 to 0.30% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	55,992	59,350
Strong | 0.15 to 0.30% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,524	2,258
Strong | 0.15 to 0.30% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loan commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	13	14
Strong | 0.15 to 0.30% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	12	12
Strong | 0.15 to 0.30% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1	2
Strong | 0.15 to 0.30% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 13,207	£ 16,225
ECL coverage	0.10%	0.20%
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 13,224	£ 16,252
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	12,904	14,883
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	320	1,369
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	17	27
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	15	23
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2	4
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 55	£ 623
ECL coverage	0.00%	0.00%
Strong | 0.15 to 0.30% | Retail mortgages | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 55	£ 623
Strong | 0.15 to 0.30% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	55	623
Strong | 0.15 to 0.30% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail mortgages | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail mortgages | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,389	£ 3,208
ECL coverage	0.30%	0.20%
Strong | 0.15 to 0.30% | Retail credit cards | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,396	£ 3,215
Strong | 0.15 to 0.30% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2,394	3,215
Strong | 0.15 to 0.30% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2	0
Strong | 0.15 to 0.30% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail credit cards | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	7	7
Strong | 0.15 to 0.30% | Retail credit cards | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	7	7
Strong | 0.15 to 0.30% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 8	£ 214
ECL coverage	0.00%	0.00%
Strong | 0.15 to 0.30% | Retail other | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 8	£ 214
Strong | 0.15 to 0.30% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	8	214
Strong | 0.15 to 0.30% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail other | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail other | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail other | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail other | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 10,755	£ 12,180
ECL coverage	0.10%	0.20%
Strong | 0.15 to 0.30% | Corporate loans | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 10,765	£ 12,200
Strong | 0.15 to 0.30% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	10,447	10,831
Strong | 0.15 to 0.30% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	318	1,369
Strong | 0.15 to 0.30% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Corporate loans | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	10	20
Strong | 0.15 to 0.30% | Corporate loans | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	8	16
Strong | 0.15 to 0.30% | Corporate loans | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2	4
Strong | 0.15 to 0.30% | Corporate loans | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,126	£ 3,366
ECL coverage	0.20%	0.30%
Strong | 0.30 to 0.60% | Contingent liabilities | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,133	£ 3,375
Strong | 0.30 to 0.60% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2,848	3,161
Strong | 0.30 to 0.60% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	285	214
Strong | 0.30 to 0.60% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Contingent liabilities | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	7	9
Strong | 0.30 to 0.60% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	3	8
Strong | 0.30 to 0.60% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4	1
Strong | 0.30 to 0.60% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 55,905	£ 42,611
ECL coverage	0.00%	0.00%
Strong | 0.30 to 0.60% | Loan commitments | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 55,927	£ 42,628
Strong | 0.30 to 0.60% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	54,685	40,750
Strong | 0.30 to 0.60% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,242	1,878
Strong | 0.30 to 0.60% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loan commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	22	17
Strong | 0.30 to 0.60% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	21	13
Strong | 0.30 to 0.60% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1	4
Strong | 0.30 to 0.60% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 29,124	£ 31,230
ECL coverage	0.20%	0.30%
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 29,195	£ 31,324
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	28,865	30,576
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	330	748
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	71	94
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	68	87
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3	7
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,385	£ 9,464
ECL coverage	0.10%	0.10%
Strong | 0.30 to 0.60% | Retail mortgages | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,392	£ 9,476
Strong | 0.30 to 0.60% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	5,392	9,474
Strong | 0.30 to 0.60% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	2
Strong | 0.30 to 0.60% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail mortgages | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	7	12
Strong | 0.30 to 0.60% | Retail mortgages | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	7	12
Strong | 0.30 to 0.60% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,191	£ 4,095
ECL coverage	0.50%	0.50%
Strong | 0.30 to 0.60% | Retail credit cards | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,213	£ 4,114
Strong | 0.30 to 0.60% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	4,210	4,099
Strong | 0.30 to 0.60% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3	15
Strong | 0.30 to 0.60% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail credit cards | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	22	19
Strong | 0.30 to 0.60% | Retail credit cards | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	22	17
Strong | 0.30 to 0.60% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	2
Strong | 0.30 to 0.60% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,676	£ 5,437
ECL coverage	0.30%	0.50%
Strong | 0.30 to 0.60% | Retail other | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,684	£ 5,465
Strong | 0.30 to 0.60% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2,684	5,465
Strong | 0.30 to 0.60% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail other | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	8	28
Strong | 0.30 to 0.60% | Retail other | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	8	28
Strong | 0.30 to 0.60% | Retail other | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail other | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 16,872	£ 12,234
ECL coverage	0.20%	0.30%
Strong | 0.30 to 0.60% | Corporate loans | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 16,906	£ 12,269
Strong | 0.30 to 0.60% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	16,579	11,538
Strong | 0.30 to 0.60% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	327	731
Strong | 0.30 to 0.60% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Corporate loans | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	34	35
Strong | 0.30 to 0.60% | Corporate loans | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	31	30
Strong | 0.30 to 0.60% | Corporate loans | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3	5
Strong | 0.30 to 0.60% | Corporate loans | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,075	£ 2,713
ECL coverage	0.50%	1.00%
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,089	£ 2,740
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2,388	1,989
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	701	751
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Contingent liabilities | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	14	27
Satisfactory | 0.60 to 2.15% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	8	21
Satisfactory | 0.60 to 2.15% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	6	6
Satisfactory | 0.60 to 2.15% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 48,793	£ 30,394
ECL coverage	0.10%	0.20%
Satisfactory | 0.60 to 2.15% | Loan commitments | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 48,843	£ 30,455
Satisfactory | 0.60 to 2.15% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	45,196	26,100
Satisfactory | 0.60 to 2.15% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,647	4,355
Satisfactory | 0.60 to 2.15% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loan commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	50	61
Satisfactory | 0.60 to 2.15% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	36	47
Satisfactory | 0.60 to 2.15% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	14	14
Satisfactory | 0.60 to 2.15% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 25,725	£ 20,127
ECL coverage	0.80%	1.40%
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 25,933	£ 20,418
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	22,317	17,377
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,616	3,041
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	208	291
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	168	168
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	40	123
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,877	£ 401
ECL coverage	0.20%	0.50%
Satisfactory | 0.60 to 2.15% | Retail mortgages | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,881	£ 403
Satisfactory | 0.60 to 2.15% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1,803	350
Satisfactory | 0.60 to 2.15% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	78	53
Satisfactory | 0.60 to 2.15% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail mortgages | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	4	2
Satisfactory | 0.60 to 2.15% | Retail mortgages | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	4	0
Satisfactory | 0.60 to 2.15% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	2
Satisfactory | 0.60 to 2.15% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 8,364	£ 2,425
ECL coverage	1.40%	4.20%
Satisfactory | 0.60 to 2.15% | Retail credit cards | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 8,485	£ 2,530
Satisfactory | 0.60 to 2.15% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	8,360	1,669
Satisfactory | 0.60 to 2.15% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	125	861
Satisfactory | 0.60 to 2.15% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail credit cards | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	121	105
Satisfactory | 0.60 to 2.15% | Retail credit cards | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	109	12
Satisfactory | 0.60 to 2.15% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	12	93
Satisfactory | 0.60 to 2.15% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 26	£ 904
ECL coverage	0.00%	0.80%
Satisfactory | 0.60 to 2.15% | Retail other | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 26	£ 911
Satisfactory | 0.60 to 2.15% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	25	891
Satisfactory | 0.60 to 2.15% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1	20
Satisfactory | 0.60 to 2.15% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail other | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	0	7
Satisfactory | 0.60 to 2.15% | Retail other | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	4
Satisfactory | 0.60 to 2.15% | Retail other | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	3
Satisfactory | 0.60 to 2.15% | Retail other | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 15,458	£ 16,397
ECL coverage	0.50%	1.10%
Satisfactory | 0.60 to 2.15% | Corporate loans | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 15,541	£ 16,574
Satisfactory | 0.60 to 2.15% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	12,129	14,467
Satisfactory | 0.60 to 2.15% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,412	2,107
Satisfactory | 0.60 to 2.15% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Corporate loans | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	83	177
Satisfactory | 0.60 to 2.15% | Corporate loans | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	55	152
Satisfactory | 0.60 to 2.15% | Corporate loans | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	28	25
Satisfactory | 0.60 to 2.15% | Corporate loans | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,460	£ 2,228
ECL coverage	2.70%	3.60%
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,528	£ 2,312
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1,501	1,626
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,027	686
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Contingent liabilities | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	68	84
Satisfactory | 2.15 to 11.35% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	27	49
Satisfactory | 2.15 to 11.35% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	41	35
Satisfactory | 2.15 to 11.35% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 19,988	£ 35,447
ECL coverage	0.50%	0.40%
Satisfactory | 2.15 to 11.35% | Loan commitments | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 20,092	£ 35,573
Satisfactory | 2.15 to 11.35% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	12,758	29,166
Satisfactory | 2.15 to 11.35% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	7,334	6,407
Satisfactory | 2.15 to 11.35% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Loan commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	104	126
Satisfactory | 2.15 to 11.35% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	43	61
Satisfactory | 2.15 to 11.35% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	61	65
Satisfactory | 2.15 to 11.35% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 14,486	£ 23,860
ECL coverage	6.20%	3.90%
Satisfactory | 2.15 to 11.35% | Loans and advances at amortised cost | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 15,446	£ 24,833
Satisfactory | 2.15 to 11.35% | Loans and advances at amortised cost | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	9,745	18,350
Satisfactory | 2.15 to 11.35% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	5,701	6,483
Satisfactory | 2.15 to 11.35% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Loans and advances at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	960	973
Satisfactory | 2.15 to 11.35% | Loans and advances at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	318	344
Satisfactory | 2.15 to 11.35% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	642	629
Satisfactory | 2.15 to 11.35% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 238	£ 235
ECL coverage	6.70%	5.60%
Satisfactory | 2.15 to 11.35% | Retail mortgages | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 255	£ 249
Satisfactory | 2.15 to 11.35% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	3	2
Satisfactory | 2.15 to 11.35% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	252	247
Satisfactory | 2.15 to 11.35% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail mortgages | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	17	14
Satisfactory | 2.15 to 11.35% | Retail mortgages | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	17	14
Satisfactory | 2.15 to 11.35% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 7,991	£ 12,478
ECL coverage	8.70%	5.60%
Satisfactory | 2.15 to 11.35% | Retail credit cards | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 8,750	£ 13,212
Satisfactory | 2.15 to 11.35% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	6,699	11,356
Satisfactory | 2.15 to 11.35% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,051	1,856
Satisfactory | 2.15 to 11.35% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail credit cards | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	759	734
Satisfactory | 2.15 to 11.35% | Retail credit cards | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	254	245
Satisfactory | 2.15 to 11.35% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	505	489
Satisfactory | 2.15 to 11.35% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 377	£ 735
ECL coverage	0.30%	2.90%
Satisfactory | 2.15 to 11.35% | Retail other | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 378	£ 757
Satisfactory | 2.15 to 11.35% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	14	291
Satisfactory | 2.15 to 11.35% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	364	466
Satisfactory | 2.15 to 11.35% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail other | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	1	22
Satisfactory | 2.15 to 11.35% | Retail other | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	6
Satisfactory | 2.15 to 11.35% | Retail other | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1	16
Satisfactory | 2.15 to 11.35% | Retail other | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,880	£ 10,412
ECL coverage	3.00%	1.90%
Satisfactory | 2.15 to 11.35% | Corporate loans | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 6,063	£ 10,615
Satisfactory | 2.15 to 11.35% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	3,029	6,701
Satisfactory | 2.15 to 11.35% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,034	3,914
Satisfactory | 2.15 to 11.35% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Corporate loans | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	183	203
Satisfactory | 2.15 to 11.35% | Corporate loans | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	64	93
Satisfactory | 2.15 to 11.35% | Corporate loans | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	119	110
Satisfactory | 2.15 to 11.35% | Corporate loans | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 310	£ 432
ECL coverage	16.70%	13.30%
Higher Risk | 11.35% to 100% | Contingent liabilities | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 372	£ 498
Higher Risk | 11.35% to 100% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	17	58
Higher Risk | 11.35% to 100% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	355	440
Higher Risk | 11.35% to 100% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Contingent liabilities | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	62	66
Higher Risk | 11.35% to 100% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1	2
Higher Risk | 11.35% to 100% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	61	64
Higher Risk | 11.35% to 100% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,095	£ 4,483
ECL coverage	1.80%	1.80%
Higher Risk | 11.35% to 100% | Loan commitments | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,169	£ 4,564
Higher Risk | 11.35% to 100% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	574	678
Higher Risk | 11.35% to 100% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,595	3,886
Higher Risk | 11.35% to 100% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Loan commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	74	81
Higher Risk | 11.35% to 100% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2	3
Higher Risk | 11.35% to 100% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	72	78
Higher Risk | 11.35% to 100% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,403	£ 2,663
ECL coverage	25.40%	21.90%
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,221	£ 3,408
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	248	622
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,973	2,786
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	818	745
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	28	54
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	790	691
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 48	£ 51
ECL coverage	18.60%	15.00%
Higher Risk | 11.35% to 100% | Retail mortgages | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 59	£ 60
Higher Risk | 11.35% to 100% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	59	60
Higher Risk | 11.35% to 100% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Retail mortgages | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	11	9
Higher Risk | 11.35% to 100% | Retail mortgages | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	11	9
Higher Risk | 11.35% to 100% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 783	£ 898
ECL coverage	45.00%	39.70%
Higher Risk | 11.35% to 100% | Retail credit cards | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,423	£ 1,488
Higher Risk | 11.35% to 100% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	154	340
Higher Risk | 11.35% to 100% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,269	1,148
Higher Risk | 11.35% to 100% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Retail credit cards | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	640	590
Higher Risk | 11.35% to 100% | Retail credit cards | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	19	47
Higher Risk | 11.35% to 100% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	621	543
Higher Risk | 11.35% to 100% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 3	£ 30
ECL coverage	25.00%	25.00%
Higher Risk | 11.35% to 100% | Retail other | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 4	£ 40
Higher Risk | 11.35% to 100% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	2
Higher Risk | 11.35% to 100% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4	38
Higher Risk | 11.35% to 100% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Retail other | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	1	10
Higher Risk | 11.35% to 100% | Retail other | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Retail other | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1	10
Higher Risk | 11.35% to 100% | Retail other | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,569	£ 1,684
ECL coverage	9.60%	7.50%
Higher Risk | 11.35% to 100% | Corporate loans | Gross exposure | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,735	£ 1,820
Higher Risk | 11.35% to 100% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	94	280
Higher Risk | 11.35% to 100% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,641	1,540
Higher Risk | 11.35% to 100% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Corporate loans | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	166	136
Higher Risk | 11.35% to 100% | Corporate loans | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	9	7
Higher Risk | 11.35% to 100% | Corporate loans | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	157	129
Higher Risk | 11.35% to 100% | Corporate loans | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	£ 0	£ 0